Convertible Notes: (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value of Consideration Given

Management considered the relevant fair value measurement guidance as required by generally accepted accounting principles in order to record the debt restructuring transaction based on the fair value of the consideration given to redeem the Old Notes. At June 15, 2012, the fair value of the agreed upon consideration was estimated to equal the carrying value of the Old Notes of $84.4 million. On November 27, 2012 when the restructuring was completed, the fair value of the aggregate consideration given was estimated at approximately $75.1 million, resulting in a gain on the transaction of approximately $9.3 million which is recorded in the audited consolidated statement of operations net of costs associated with the restructuring transaction. The gain is due to the effect of the decrease in the share price between June 15, 2012 and the date the restructuring was completed on the fair value of the consideration given. As of November 27, 2012, management's estimate of the fair value of the consideration given included approximately $16.9 million cash, $37.9 million of equity, $19.3 million of Modified Notes and $1.0 million related to the CVR as summarized below:

	November 27, 2012 Fair Value of Consideration Given
	Cash	Equity	Notes	CVR	Gain	Total
Restructured notes	$16,887,500	$37,858,125	$19,302,688	$1,030,794	$9,325,893	$84,405,000
Restructuring costs		(672,248)	(657,770)	(18,303)	(1,236,798)	2,585,119
		$37,185,877	$18,644,918	$1,012,491	$8,089,095

Convertible Notes Summary

The face value of convertible notes outstanding subsequent to the Restructuring was $26,357,000, which includes $25,315,000 of Modified Notes and $1,042,000 of Old Notes held by Other Note Holders who declined to participate in the Restructuring. The Modified notes were initially recorded at their estimated fair value, net of restructuring costs and will be accreted to their face value using the effective interest rate method over the expected life of the notes (estimated to be the maturity date of June 29, 2014), with the resulting charge recorded as interest expense.

Estimated fair value of modified notes as of November 27, 2012	$19,302,688
Restructuring costs allocated to modified notes	(657,770)
18,644,918
Accretion of modified notes during 2012	338,536
Carrying value of modified notes as of December 31, 2012	18,983,454
Old notes	1,042,000
Total carrying value of convertible notes as of December 31, 2012	$20,025,454